Retirement Benefits - Stock Option Activity (Details) - USD ($)				12 Months Ended
	Dec. 13, 2024	Mar. 06, 2024	May 01, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Stock Options
Beginning balance (in shares)				3,757,032	3,584,069
Granted (in shares)	454,327	18,810	286,265	454,327	305,075
Exercised (in shares)				(5,837)	(86,920)	(44,117)
Expired (in shares)				(108,731)	(16,788)
Forfeited (in shares)				(71,076)	(28,404)
Ending balance (in shares)				4,025,715	3,757,032	3,584,069
Options exercisable (in shares)				3,366,262
Weighted Average Exercise Price
Beginning balance (in dollars per share)				$ 16.22	$ 16.2
Granted (in dollars per share)				16.23	16.52
Exercised (in dollars per share)				16.1	15.87
Expired (in dollars per share)				16.17	16.94
Forfeited (in dollars per share)				16.36	16.9
Ending balance (in dollars per share)				16.22	$ 16.22	$ 16.2
Options exercisable (in dollars per share)				$ 16.22
Weighted Average Remaining Contractual Term (in years)
Outstanding				4 years 9 months 18 days	5 years 4 months 24 days	6 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding					$ 574,569	$ 11,602,267
Options exercisable				$ 4